                                                                                  UNITED STATES
                                                             SECURITIES AND EXCHANGE COMMISSION
                                                                                Washington, D.C.  20549

                                                                                      FORM N-Q

                                      QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                                                                               INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
June 30, 2010 (Unaudited)

Common Stocks--98.2%	Shares	Value ($)
Australia--6.9%
AGL Energy	56,460	698,621
Atlas Iron	295,760 a	525,298
Australia & New Zealand Banking Group	41,470	754,349
BHP Billiton	35,193	1,115,334
Commonwealth Bank of Australia	37,030	1,516,110
Macquarie Group	18,290	571,485
National Australia Bank	59,170	1,159,493
Qantas Airways	516,050 a	955,648
Stockland	318,560	997,511
Westfield Group	115,435	1,183,500
		9,477,349
Austria--.9%
Erste Group Bank	37,456	1,191,603

Denmark--.8%
Carlsberg, Cl. B	14,520	1,103,918

Finland--1.5%
Fortum	38,570	849,089
Sampo, Cl. A	58,570	1,225,471
		2,074,560
France--9.9%
Atos Origin	15,700 a	627,067
BNP Paribas	34,217	1,827,001
France Telecom	65,670	1,133,197
GDF Suez	29,902	846,007
Legrand	16,360	481,982
Rhodia	51,580	848,872
Sanofi-Aventis	35,580	2,145,582
Technip	9,910	564,257

Total	48,962	2,179,034
Valeo	35,420 a	954,188
Vallourec	4,540	775,168
Vinci	26,050	1,072,691
		13,455,046
Germany--5.8%
BASF	15,260	832,535
Bayer	9,690	540,655
E.ON	27,950	752,409
HeidelbergCement	15,095	718,984
Lanxess	13,380	563,898
Metro	34,630	1,760,580
RWE	16,450	1,072,222
SAP	23,340	1,036,714
Stada Arzneimittel	20,110	668,954
		7,946,951
Hong Kong--1.1%
Hongkong Land Holdings	289,000	1,439,220

Ireland--1.0%
CRH	38,108	774,967
Dragon Oil	93,920 a	565,536
		1,340,503
Italy--3.1%
Enel	147,570	624,296
ENI	95,020	1,744,298
Terna Rete Elettrica Nazionale	132,220	476,179
UniCredit	649,160	1,440,946
		4,285,719
Japan--21.4%
Asahi Kasei	169,000	892,643
Canon	44,300	1,668,484
Central Japan Railway	207	1,718,464
Daihatsu Motor	94,000	882,429
Daito Trust Construction	15,700	893,186
Fujitsu	269,000	1,706,826
Hino Motors	155,000	776,622

Hitachi	458,000	1,678,358
Honda Motor	54,900	1,612,569
JFE Holdings	14,800	465,351
Kaneka	125,000	733,756
Keihin	72,900	1,277,183
Lawson	17,200	755,777
Makita	32,000	866,821
Miraca Holding	23,400	706,380
Mitsubishi	84,400	1,779,354
Mitsubishi UFJ Financial Group	237,000	1,085,619
Sankyo	30,500	1,388,480
SMC	11,900	1,611,073
Softbank	31,400	842,045
Sumitomo Mitsui Financial Group	40,700	1,168,315
Sumitomo Trust & Banking	90,000	465,193
Tokai Rika	26,900	471,583
Tokyo Gas	187,000	856,585
Toyo Suisan Kaisha	61,000	1,464,028
Yahoo! Japan	2,238	902,389
Yamada Denki	9,310	613,892
		29,283,405
Luxembourg--1.8%
ArcelorMittal	27,400	728,735
L'Occitane International	370,750	808,452
Millicom International Cellular, SDR	10,630	857,873
		2,395,060
Netherlands--4.9%
ING Groep	192,840 a	1,431,740
Koninklijke Ahold	56,670	701,818
Koninklijke Philips Electronics	39,420	1,175,009
Koninklijke Vopak	20,125	738,566
STMicroelectronics	67,750	536,710
TNT	55,830	1,407,157
Unilever	26,490	722,259
		6,713,259
Norway--2.1%
DNB NOR	63,200	608,132

Petroleum Geo-Services	43,200 a	365,106
Subsea 7	34,510 a	518,185
Telenor	114,400	1,436,698
		2,928,121
Spain--3.9%
Amadeus IT Holding, Cl. A	54,920	863,765
Banco Bilbao Vizcaya Argentaria	127,880	1,319,275
Banco Santander	293,170	3,080,633
		5,263,673
Sweden--.9%
Electrolux, Ser. B	53,820	1,228,551

Switzerland--10.2%
Adecco	22,080	1,041,794
Credit Suisse Group	42,490	1,596,934
Nestle	58,780	2,836,133
Novartis	16,395	795,427
Petroplus Holdings	64,030 a	942,946
Roche Holding	21,644	2,972,232
Sulzer	9,900	919,875
Transocean	16,300 a	755,179
Transocean	9,070 a	430,843
Zurich Financial Services	7,690	1,688,039
		13,979,402
United Kingdom--21.3%
Anglo American	45,789 a	1,591,790
Barclays	257,920	1,022,528
Berkeley Group Holdings	104,020 a	1,180,406
British American Tobacco	73,230	2,318,811
BT Group	612,460	1,169,578
Compass Group	124,860	947,311
Cookson Group	192,111 a	1,100,735
GlaxoSmithKline	195,140	3,307,068
HSBC Holdings	182,420	1,664,222
IMI	143,010	1,453,295
Imperial Tobacco Group	37,240	1,038,335
Kingfisher	384,640	1,193,678

Legal & General Group	471,410	548,494
Old Mutual	497,140	760,450
Rio Tinto	45,010	1,969,627
Rolls-Royce Group	53,540 a	445,855
Royal Dutch Shell, Cl. A	8,680	219,200
Royal Dutch Shell, Cl. B	78,540	1,901,555
Smith & Nephew	76,250	717,902
Thomas Cook Group	587,420	1,549,118
Unilever	74,200	1,977,519
WPP	105,070	988,054
		29,065,531
United States--.7%
iShares MSCI EAFE Index Fund	19,860	923,689

Total Common Stocks
(cost $144,378,715)		134,095,560

Preferred Stocks--.7%
Germany
Volkswagen
(cost $1,009,683)	11,874	1,039,550

Total Investments (cost $145,388,398)	98.9%	135,135,110
Cash and Receivables (Net)	1.1%	1,437,494
Net Assets	100.0%	136,572,604

SDR-Swedish Depository Receipts
a Non-income producing security.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $145,388,398.

Net unrealized depreciation on investments was $10,253,288 of which $7,641,652 related to appreciated investment securities and $17,894,940 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)

Financial	22.4
Industrial	13.4
Consumer Discretionary	11.8
Consumer Staples	10.7
Health Care	8.7
Materials	8.6
Energy	7.5
Information Technology	6.6
Utilities	4.5
Telecommunication Services	4.0
Exchange Traded Funds	.7
98.9

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	41,763,605	92,447,816 ++	-	134,211,421
Mutual Funds/Exchange Traded Funds	923,689	-	-	923,689

+ See Statement of Investments for country and industry classification.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant SDR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
June 30, 2010 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)
Consumer Discretionary--10.3%
Abercrombie & Fitch, Cl. A	35,960	1,103,612
American Eagle Outfitters	95,850	1,126,237
BorgWarner	43,815 a,b	1,636,052
Gymboree	9,870 b	421,548
Interpublic Group of Cos.	99,780 b	711,431
Jack in the Box	28,840 b	560,938
Leggett & Platt	46,450	931,787
MDC Holdings	39,190	1,056,171
Meredith	51,260 a	1,595,724
Ryland Group	97,690	1,545,456
Saks	120,430 a,b	914,064
Talbots	69,290 a,b	714,380
Thor Industries	30,680	728,650
Toll Brothers	74,780 b	1,223,401
Williams-Sonoma	59,530	1,477,535
		15,746,986
Consumer Staples--4.2%
Alberto-Culver	66,210	1,793,629
BJ's Wholesale Club	53,640 b	1,985,216
Flowers Foods	44,020	1,075,409
Whole Foods Market	43,426 b	1,564,205
		6,418,459
Energy--7.4%
Cabot Oil & Gas	88,066	2,758,227
Comstock Resources	57,750 b	1,600,830
Frontier Oil	128,690	1,730,881
Oceaneering International	22,820 b	1,024,618
Penn Virginia	45,620	917,418
Tidewater	38,730	1,499,626
Unit	43,730 b	1,775,001

		11,306,601
Exchange Traded Funds--.7%
iShares Russell 2000 Value Index
Fund	18,670 a	1,064,937
Financial--30.4%
Aspen Insurance Holdings	41,680	1,031,163
Associated Banc-Corp	101,330	1,242,306
BioMed Realty Trust	95,830 c	1,541,905
Brandywine Realty Trust	69,470 c	746,802
CBL & Associates Properties	94,650 c	1,177,446
City National	57,537	2,947,620
Comerica	43,920	1,617,573
DiamondRock Hospitality	159,916 b	1,314,510
E*TRADE Financial	124,512 b	1,471,732
Entertainment Properties Trust	19,200 c	730,944
Fidelity National Financial, Cl. A	143,504	1,864,117
First American Financial	138,190	1,752,249
First Horizon National	157,491 b	1,803,274
Hanover Insurance Group	34,470	1,499,445
Hospitality Properties Trust	67,430 c	1,422,773
Investment Technology Group	77,202 b	1,239,864
KeyCorp	192,180	1,477,864
Kilroy Realty	33,380 c	992,387
LaSalle Hotel Properties	54,440 c	1,119,831
Lexington Realty Trust	268,610 a,c	1,614,346
Liberty Property Trust	44,670 c	1,288,730
Mack-Cali Realty	38,510 c	1,144,902
Marshall & Ilsley	199,050	1,429,179
MGIC Investment	216,180 a,b	1,489,480
NewAlliance Bancshares	70,733	792,917
Omega Healthcare Investors	60,780 c	1,211,345
Protective Life	55,870	1,195,059
Radian Group	177,580	1,285,679
Raymond James Financial	64,900	1,602,381
SEI Investments	83,660	1,703,318
SVB Financial Group	41,930 b	1,728,774
Washington Federal	106,570	1,724,303

Wilmington Trust	118,666	1,316,006
		46,520,224
Health Care--8.8%
AMERIGROUP	63,340 b	2,057,283
Beckman Coulter	24,040	1,449,371
Chemed	29,130	1,591,663
Haemonetics	30,970 b	1,657,514
LifePoint Hospitals	35,220 b	1,105,908
Mednax	27,970 b	1,555,412
RehabCare Group	28,960 b	630,749
STERIS	65,680	2,041,334
Universal Health Services, Cl. B	37,570	1,433,296
		13,522,530
Industrial--12.6%
AGCO	45,650 b	1,231,180
Alliant Techsystems	5,600 b	347,536
Atlas Air Worldwide Holdings	6,570 b	312,075
Brink's	48,710	926,951
Clean Harbors	30,371 b	2,016,938
Corrections Corp. of America	90,370 b	1,724,260
FTI Consulting	56,390 b	2,458,040
Granite Construction	52,610 a	1,240,544
McDermott International	63,560 b	1,376,710
Shaw Group	36,173 b	1,237,840
Snap-On	27,880	1,140,571
Spirit Aerosystems Holdings, Cl. A	140,210 b	2,672,403
Thomas & Betts	24,540 b	851,538
Waste Connections	50,190 b	1,751,129
		19,287,715
Information Technology--14.8%
Arris Group	115,260 b	1,174,499
Brocade Communications Systems	339,350 b	1,751,046
Cadence Design Systems	213,000 b	1,233,270
CoreLogic	138,190	2,440,435
Cymer	38,410 b	1,153,836
Diebold	70,300	1,915,675
Electronic Arts	78,150 b	1,125,360

Hewitt Associates, Cl. A	72,620 b	2,502,485
Lam Research	33,340 b	1,268,920
Novellus Systems	60,490 b	1,534,026
Synopsys	70,215 b	1,465,387
Tekelec	70,120 b	928,389
Teradyne	107,520 b	1,048,320
TIBCO Software	35,230 b	424,874
Varian Semiconductor Equipment
Associates	51,450 b	1,474,557
Websense	67,960 b	1,284,444
		22,725,523
Materials--5.4%
Allegheny Technologies	23,550 a	1,040,674
Coeur d'Alene Mines	102,220 a,b	1,613,032
Domtar	22,560	1,108,824
FMC	13,320	764,968
Louisiana-Pacific	158,550 b	1,060,700
Sonoco Products	26,660	812,597
Temple-Inland	91,350	1,888,205
		8,289,000
Telecommunication Services--.6%
Neutral Tandem	76,800 a,b	864,000
Utilities--4.7%
AGL Resources	32,480	1,163,433
Atmos Energy	41,590	1,124,593
Energen	36,694	1,626,645
Great Plains Energy	44,890	764,028
MDU Resources Group	34,720	626,002
UGI	75,000	1,908,000
		7,212,701
Total Common Stocks
(cost $156,354,691)		152,958,676

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $441,000)	441,000 [d]	441,000

Investment of Cash Collateral for
Securities Loaned--6.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,939,093)	9,939,093 [d]	9,939,093

Total Investments (cost $166,734,784)	106.7%	163,338,769
Liabilities, Less Cash and Receivables	(6.7%)	(10,266,050)
Net Assets	100.0%	153,072,719

a

Security, or portion thereof, on loan. At June 30, 2010, the total market value of the fund's securities on loan is $9,471,943 and the total market value of the collateral held by the fund is $9,939,093.

b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $166,734,784.

Net unrealized depreciation on investments was $3,396,015 of which $8,852,182 related to appreciated investment securities and $12,248,197 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	151,893,739	-	-	151,893,739
Mutual Funds/Exchange Traded Funds	11,445,030	-	-	11,445,030
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 23, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	August 23, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)